SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Percentage of total revenues by Category													100.00%		100.00%		100.00%
NET SALES	$ 20,655		$ 20,598	$ 22,175		$ 20,739	$ 20,212		$ 20,194	$ 21,744		$ 21,530	$ 84,167		$ 83,680		$ 81,104
Earnings from Continuing Operations Before Income Taxes													14,843		12,785		14,997
NET EARNINGS FROM CONTINUING OPERATIONS	1,882	[1]	2,591	4,076	[2]	2,853	2,213		2,433	1,672	[1]	2,999	11,402		9,317		11,698
Depreciation and Amortization													2,982		3,204		2,838
Total Assets	139,263						132,244						139,263		132,244		138,354
Capital Expenditures													4,008		3,964		3,306
Beauty Segment Member
NET SALES													19,956		20,318		19,937
Earnings from Continuing Operations Before Income Taxes													3,215		3,196		3,415
NET EARNINGS FROM CONTINUING OPERATIONS													2,474		2,390		2,542
Depreciation and Amortization													375		379		387
Total Assets	8,396						8,357						8,396		8,357		9,544
Capital Expenditures													541		569		504
Grooming Segment Member
NET SALES													8,038		8,339		8,245
Earnings from Continuing Operations Before Income Taxes													2,458		2,395		2,375
NET EARNINGS FROM CONTINUING OPERATIONS													1,837		1,807		1,775
Depreciation and Amortization													603		623		645
Total Assets	23,971						24,518						23,971		24,518		24,866
Capital Expenditures													378		392		373
Health Care Segment Member
NET SALES													9,419		9,061		8,873
Earnings from Continuing Operations Before Income Taxes													1,656		1,684		1,721
NET EARNINGS FROM CONTINUING OPERATIONS													1,130		1,121		1,141
Depreciation and Amortization													247		238		235
Total Assets	6,721						6,605						6,721		6,605		6,883
Capital Expenditures													298		322		287
FABRIC CARE AND HOME CARE
NET SALES													25,862		25,580		24,817
Earnings from Continuing Operations Before Income Taxes													4,763		4,485		4,708
NET EARNINGS FROM CONTINUING OPERATIONS													3,089		2,816		3,006
Depreciation and Amortization													639		627		582
Total Assets	11,231						10,647						11,231		10,647		11,256
Capital Expenditures													1,064		965		850
Baby, Feminine and Family Care Segment Member
NET SALES													21,787		21,527		20,485
Earnings from Continuing Operations Before Income Taxes													4,684		4,545		4,339
NET EARNINGS FROM CONTINUING OPERATIONS													3,047		2,927		2,736
Depreciation and Amortization													837		753		724
Total Assets	10,926						9,203						10,926		9,203		8,901
Capital Expenditures													1,560		1,495		1,134
Corporate [Member]
NET SALES													(895)	[3]	(1,145)	[3]	(1,253)	[3]
Earnings from Continuing Operations Before Income Taxes													(1,933)	[3]	(3,520)	[3]	(1,561)	[3]
NET EARNINGS FROM CONTINUING OPERATIONS													(175)	[3]	(1,744)	[3]	498	[3]
Depreciation and Amortization													281	[3]	584	[3]	265	[3]
Total Assets	78,018	[3]					72,914	[3]					78,018	[3]	72,914	[3]	76,904	[3]
Capital Expenditures													$ 167	[3]	$ 221	[3]	$ 158	[3]
Fabric Care [Member]
Percentage of total revenues by Category													20.00%		20.00%		20.00%
Baby Care [Member]
Percentage of total revenues by Category													13.00%		13.00%		12.00%
Hair Care and Color
Percentage of total revenues by Category													11.00%		11.00%		11.00%
Shave Care
Percentage of total revenues by Category													8.00%		9.00%		9.00%
Beauty Care
Percentage of total revenues by Category													7.00%		7.00%		7.00%
Home Care [Member]
Percentage of total revenues by Category													7.00%		7.00%		7.00%
Family Care [Member]
Percentage of total revenues by Category													7.00%		6.00%		7.00%
Oral Care [Member]
Percentage of total revenues by Category													6.00%		6.00%		6.00%
Feminine Care [Member]
Percentage of total revenues by Category													6.00%		6.00%		6.00%
All Other [Member]
Percentage of total revenues by Category													15.00%		15.00%		15.00%

[1]	During the fourth quarter of fiscal year 2013 and the second quarter of fiscal year 2012, the Company recorded goodwill and indefinite-lived intangible assets impairment charges of $308 million and $1.6 billion, respectively. For additional details, see Note 2.
[2]	The Company acquired the balance of its Baby Care and Feminine Care joint venture in Iberia in October 2012 resulting in a non-operating gain of $623.
[3]	The Corporate reportable segment includes the total assets and capital expenditures of the snacks business prior to its divestiture effective May 31, 2012.